For the following Funds (All MFS(R) Retail Funds):

                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
                         MASSACHUSETTS INVESTORS TRUST
                    MFS(R) AGGRESSIVE GROWTH ALLOCATION FUND
                   MFS(R) BLENDED RESEARCHSM CORE EQUITY FUND
                                MFS(R) BOND FUND
                            MFS(R) CASH RESERVE FUND
                       MFS(R) CONSERVATIVE ALLOCATION FUND
                             MFS(R) CORE EQUITY FUND
                             MFS(R) CORE GROWTH FUND
                         MFS(R) DIVERSIFIED INCOME FUND
                      MFS(R) DIVERSIFIED TARGET RETURN FUND
                        MFS(R) EMERGING MARKETS DEBT FUND
                       MFS(R) EMERGING MARKETS EQUITY FUND
                      MFS(R) FLOATING RATE HIGH INCOME FUND
                            MFS(R) GLOBAL EQUITY FUND
                            MFS(R) GLOBAL GROWTH FUND
                         MFS(R) GLOBAL REAL ESTATE FUND
                         MFS(R) GLOBAL TOTAL RETURN FUND
                       MFS(R) GOVERNMENT MONEY MARKET FUND
                        MFS(R) GOVERNMENT SECURITIES FUND
                          MFS(R) GROWTH ALLOCATION FUND
                               MFS(R) GROWTH FUND
                             MFS(R) HIGH INCOME FUND
                      MFS(R) HIGH YIELD OPPORTUNITIES FUND
                       MFS(R) INFLATION-ADJUSTED BOND FUND
                    MFS(R) INTERNATIONAL DIVERSIFICATION FUND
                       MFS(R) INTERNATIONAL GROWTH FUND
                    MFS(R) INTERNATIONAL NEW DISCOVERY FUND
                        MFS(R) INTERNATIONAL VALUE FUND
                          MFS(R) LIFETIME(R) 2010 FUND
                          MFS(R) LIFETIME(R) 2020 FUND
                          MFS(R) LIFETIME(R) 2030 FUND
                          MFS(R) LIFETIME(R) 2040 FUND
                    MFS(R) LIFETIME(R) RETIREMENT INCOME FUND
                         MFS(R) LIMITED MATURITY FUND
                          MFS(R) MID CAP GROWTH FUND
                           MFS(R) MID CAP VALUE FUND
                        MFS(R) MODERATE ALLOCATION FUND
                           MFS(R) MONEY MARKET FUND
                       MFS(R) MUNICIPAL HIGH INCOME FUND
                         MFS(R) MUNICIPAL INCOME FUND
                    MFS(R) MUNICIPAL LIMITED MATURITY FUND
                           MFS(R) NEW DISCOVERY FUND
                           MFS(R) NEW ENDEAVOR FUND
                           MFS(R) RESEARCH BOND FUND
                          MFS(R) RESEARCH BOND FUND J
                             MFS(R) RESEARCH FUND
                      MFS(R) RESEARCH INTERNATIONAL FUND
                         MFS(R) SECTOR ROTATIONAL FUND
                         MFS(R) STRATEGIC INCOME FUND
                          MFS(R) STRATEGIC VALUE FUND
                            MFS(R) TECHNOLOGY FUND
                           MFS(R) TOTAL RETURN FUND
                             MFS(R) UTILITIES FUND
                               MFS(R) VALUE FUND
                         MFS(R) MUNICIPAL STATE FUNDS:
                       AL, AR, CA, FL, GA, MD, MA, MS,
                         NY, NC, PA, SC, TN, VA, WV

    Supplement to the Current Statement of Additional Information - Part II

Effective July 17, 2009, the following table row entitled "G. Other" under the sub-section "Waivers for 529 Tuition Programs" in Appendix C entitled "Waivers of Sales Charges" is hereby deleted in its entirety:

                                                        Sales Charge Waived
------------------------------------------------- ------------------------------
------------------------------------------------- ---------- -------- ----------
Waiver Category                                   Class      Class    Class
                                                   529A      529B     529C
                                                   ISC       CDSC     CDSC
------------------------------------------------- ---------- -------- ----------
------------------------------------------------- ---------- -------- ----------
G. Other
------------------------------------------------- ---------- -------- ----------
------------------------------------------------- ---------- -------- ----------
o Shares acquired between July 1, 2009 and          v
December 31, 2009 by rollover of assets from
qualified tuition programs under section 529
of the Internal Revenue Code of 1986, as
amended excluding those accounts for which
Merrill, Lynch, Pierce, Fenner & Smith
Incorporated is the broker/dealer
------------------------------------------------- ---------- -------- ----------

                The date of this supplement is July 2, 2009.